Segment Information (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost of revenue	$ 16,723,958	$ 15,686,879
Gross profit	4,802,629	4,054,830
Interest expenses	192,215	265,579
Capital expenditure	12,817	184,760
Consumer product
Revenue from external customers	21,484,736	19,637,609
Cost of revenue	16,717,284	15,645,881
Gross profit	4,767,452	3,991,728
Interest expenses	133,518	204,468
Depreciation & amortization	12,133	114,677
Capital expenditure	12,817	440
Segment assets	138,746,586	134,153,384
Segment profit	1,782,209	2,336,133
EV [Member]
Revenue from external customers	41,851	104,100
Cost of revenue	6,674	40,998
Gross profit	35,177	63,102
Interest expenses	58,697	61,111
Depreciation & amortization	48,861	31,390
Capital expenditure	0	184,320
Segment assets	3,422,387	3,896,852
Segment profit	(674,169)	(443,609)
Total Packaging [Member]
Revenue from external customers	21,526,587	19,741,709
Cost of revenue	16,723,958	15,686,879
Gross profit	4,802,629	4,054,830
Interest expenses	192,215	265,579
Depreciation & amortization	60,994	146,067
Capital expenditure	12,817	184,760
Segment assets	142,168,973	138,050,236
Segment profit	$ 1,108,040	$ 1,892,524